AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 17, 1997.

                                                                FILE NO. 33-8982
                                                                ICA NO. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        PRE-EFFECTIVE AMENDMENT NO. _____          [ ]


                      POST-EFFECTIVE AMENDMENT NO. 35              [X]
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              [X]


                                AMENDMENT NO. 36


                             THE VICTORY PORTFOLIOS
           (EXACT NAME OF REGISTRANT AS SPECIFIED IN TRUST INSTRUMENT)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 (800) 362-5365
                        (AREA CODE AND TELEPHONE NUMBER)

                                    COPY TO:

GEORGE O. MARTINEZ, ESQ.                      CARL FRISCHLING, ESQ.
BISYS FUND SERVICES                           KRAMER, LEVIN, NAFTALIS & FRANKEL
3435 STELZER ROAD                             919 THIRD AVENUE
COLUMBUS, OHIO 43219                          NEW YORK,NEW YORK 10022
(NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[x]     IMMEDIATELY UPON FILING              [ ]  ON (         ) PURSUANT TO
        PURSUANT TO PARAGRAPH (b)                 PARAGRAPH (b)


[ ]     60 DAYS AFTER FILING                 [ ]  (        ) PURSUANT TO
        PURSUANT TO PARAGRAPH (a)(1)              PARAGRAPH (a)(1)

[ ]     75 DAYS AFTER FILING PURSUANT TO     [ ]  ON (         ) PURSUANT TO
        PARAGRAPH (a)(2)                          PARAGRAPH (a)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE VICTORY PORTFOLIOS



                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

                           REAL ESTATE INVESTMENT FUND


Item Number
 Form N-1A
    Part A                                              Prospectus Caption
------------                                            ------------------

The purpose of this filing is to add language incorporating by reference the Prospectus which was inadvertently deleted from Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A which was filed on November 25, 1997 (accession number 0000922423-97-000978).

The Registrant has filed the information  required in the prospectus of the Real
Estate Investment Fund in the definitive filing of the prospectus pursuant to Rule 497(c) of the Securities Act of 1933 on April 24, 1997, (accession
0000922423-97-000399)  and was further supplemented by a sticker dated September
1, 1997 (filed August 29, 1997, acccession number 0000922423-97-000708) and such prospectus is hereby incorporated by reference. The Registrant has amended the Real Estate Investment Fund prospectus solely for the purpose of updating the financial highlights of the Real Estate Investment Fund.

1.       Cover Page                                     Cover Page; Introduction

2.       Synopsis                                       Fund Expenses

3.       Condensed Financial Information                Financial Highlights

4.       General Description of Registrant              Introduction; Investment Objectives,
                                                        Policies and Strategies; Risk Factors;
                                                        Investment Limitations; Additional Information

5.       Management of the Fund                         Organization and Management of the Fund

6.A.     Management's Discussion of Fund                Investment Performance
         Performance

7.       Capital Stock and Other Securities             INVESTING WITH VICTORY; How to Purchase
                                                        Shares; How to Exchange Shares; How to Redeem
                                                        Shares; Dividends, Distributions and Taxes; Fund
                                                        Organization and Fees; Additional Information

8.       Purchase of Securities Being Offered           How to Purchase Shares; How to Exchange Shares

9.       Redemption or Repurchase                       How to Exchange Shares; How to Redeem Shares

10.      Pending Legal Proceedings                      Inapplicable

THE VICTORY PORTFOLIOS


                              CROSS REFERENCE SHEET
                             THE VICTORY PORTFOLIOS
                           REAL ESTATE INVESTMENT FUND



Item Number
 Form N-1A                                                Statement of Additional
  Part B                                                  Information Caption
------------                                              ----------------------

The purpose of this filing is to add language  incorporating  by  reference  the
Statement  of  Additional  Information  which  was  inadvertently  deleted  from
Post-Effective  Amendment No. 33 to the Registrant's  Registration  Statement on
Form  N-1A   which  was  filed  on   November   25,   1997   (accession   number
0000922423-97-000978).

The Registrant has filed the information required in the statement of additional information in the definitive filing of the combined Statement of Additional
Information  pursuant to Rule 497(c) of the  Securities Act of 1933 on March 10,
1997 (accession number 0000922423-97-000200) and was further supplemented by stickers dated September 1, 1997 (filed August 28, 1997, accession number
0000922423-97-000710)  and June 30, 1997 (filed June 27, 1997,  accession number
000922423-97-000503) and such Statement of Additional Information is hereby incorporated by reference.

Item Number
 Form N-1A


10.      Cover Page                                         Cover Page

11.      Table of Contents                                  Table of Contents

12.      General Information and History                    Additional Information

13.      Investment Objectives and Policies                 Investment Objectives and Investment Policies
                                                            and Limitations

14.      Management of the Fund                             Trustees and Officers

15.      Control Persons and Principal                      Additional Information
         Holders of Securities

16.      Investment Advisory and Other                      Advisory and Other Contracts
         Services

17.      Brokerage Allocation and Other Practices           Advisory and Other Contracts

18.      Capital Stock and Other Securities                 Valuation of Portfolio Securities For the Money
                                                            Market Funds; Valuation of Portfolio Securities
                                                            for the Taxable Bond Funds and the Tax-Free Bond Funds;
                                                            Additional Purchase, Exchange and Redemption Information;
                                                            Additional Information

19.      Purchase, Redemption and Pricing                   Valuation of Portfolio Securities For the Money
                                                            Market Funds; Valuation of Portfolio Securities
                                                            for the Taxable Bond Funds and the Tax-Free Bond Funds;
         of Securities Being Offered                        Additional Purchase, Exchange and Redemption Information;
                                                            Performance of the Money Market Funds; Performance of
                                                            the Non-Money Market Funds; Additional Information

20.      Tax Status                                         Dividends and Distributions; Taxes

21.      Underwriters                                       Advisory and Other Contracts

22.      Calculation of Performance Data                    Performance; Additional Information

23.      Financial Statements

                             The Victory Portfolios
                        The Real Estate Investment Fund
                       Supplement Dated November 25, 1997
       to the Prospectus Dated March 1, 1997, as Previously Supplemented

The Victory Real Estate Investment Fund Prospectus is supplemented as follows:

                The date of the Prospectus is November 25, 1997

The following table is added to the Prospectus after page 6 immediately before the section titled "Risk Factors."

                              Financial Highlights
                        The Real Estate Investment Fund

The Financial Highlights describe the Real Estate Investment Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Real Estate Investment Fund for the period indicated.



                                                            April 30, 1997
                                                               through
                                                               October 31,
                                                                1997(a)
                                                            --------------

        Net Asset Value, Beginning of Period                 $       10.00
                                                            --------------
        Investment Activities
                Net investment income                                 0.23
                Net realized and unrealized losses
                     from investments                                 2.01
                                                            --------------
                     Total from Investment Activ             $        2.24
                                                            --------------
        Distributions
                Net investment income                                (0.17)
                In excess of net investment income                    0.00
                Net realized gains                                    0.00
                                                            --------------
                     Total Distributions                             (0.17)
                                                            --------------
        Net Asset Value, End of Period                       $       12.07
                                                            ==============

        Total Return (excludes sales charges)                       22.42% (b)

        Ratios/Supplemental Data:
        Net Assets, End of Period (000)                      $       4,376
        Ratio of expenses to
             average net assets                                      0.00% (c)
        Ratio of net investment income
             to average net assets                                   5.11% (c)
        Ratio of expenses to
             average net assets*                                     2.76% (c)
        Ratio of net investment income
             to average net assets*                                  2.35% (c)
        Portfolio turnover                                             60%
        Average commission rate paid (d)                      $     0.0464

---------------------------
     * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.
     (a)  Period from commencement of operations.
     (b)  Not annualized.
     (c)  Annualized.
     (d) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


     The Financial Highlights are not audited. This information should be read in conjunction with the Real Estate Investment Fund's financial statements, which are incorporated by reference in the SAI.


     Please insert this  Supplement  into the front of your  Prospectus.  If you
     would  like  to  obtain   more   information,   please  call  the  Fund  at
     800-KEY-FUND(R)


                                  VF-REIF-SUP2

                             THE VICTORY PORTFOLIOS

                      Supplement Dated November 25, 1997 to
              the Statement of Additional Information ("SAI") dated
                                 March 1, 1997,
               As Supplemented June 30, 1997 and September 1, 1997

                            The Victory Balanced Fund
                       The Victory Diversified Stock Fund
                       The Victory Financial Reserves Fund
                           The Victory Fund For Income
                      The Victory Government Mortgage Fund
                             The Victory Growth Fund
                   The Victory Institutional Money Market Fund
                      The Victory Intermediate Income Fund
                      The Victory International Growth Fund
                    The Victory Investment Quality Bond Fund
                           The Victory Lakefront Fund
                      The Victory Limited Term Income Fund
                    The Victory National Municipal Bond Fund
                       The Victory New York Tax-Free Fund
                      The Victory Ohio Municipal Bond Fund
                  The Victory Ohio Municipal Money Market Fund
                      The Victory Ohio Regional Stock Fund
                       The Victory Prime Obligations Fund
                     The Victory Real Estate Investment Fund
                         The Victory Special Growth Fund
                         The Victory Special Value Fund
                          The Victory Stock Index Fund
                     The Victory Tax-Free Money Market Fund
                  The Victory U.S. Government Obligations Fund
                             The Victory Value Fund



The SAI of the above Funds is supplemented as follows:

1. Effective November 25, 1997, the following information replaces the first sentence in the first paragraph in the SAI:

"This Statement of Additional Information is not a prospectus, but should be read in conjunction with each prospectus of The Victory Portfolios (individually, a "Prospectus," and collectively, the "Prospectuses"), each of which is dated March 1, 1997 except for the Prospectus for the Lakefront Fund and the combined Prospectus for Financial Reserves Fund, Ohio Municipal Money Market Fund, Prime Obligations Fund, Tax-Free Money Market Fund and U.S. Government Obligations Fund, both of which are dated June 30, 1997 and the Prospectus for the Real Estate Investment Fund which is dated November 25, 1997."

2. On page 88 under "Performance of the Non-Money Market Funds" in the chart under the subsection "Standardized Yield", add the following:

================================================================================
                                                 YIELD FOR THE 30-DAY PERIOD
FUND                                                ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------
Lakefront Fund                                             1.47%
================================================================================


================================================================================
                                                  YIELD FOR THE 30-DAY PERIOD
FUND                                                ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------
Real Estate Investment Fund                                3.51%
================================================================================



3. Effective November 25, 1997, the following paragraph under "Additional Information" and the subsection "Miscellaneous" on page 133, add the following:

     "The 1996 Annual Report and 1997 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1996 and for the semi-annual period ended April 30, 1997. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety. The unaudited financial statements for The Victory Real Estate Investment Fund for the period ended October 31, 1997 are also incorporated herein."



Please keep this Supplement with your SAI. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R) or 800-539-3863.



                                  VF-SAI-SUP3

THE VICTORY PORTFOLIOS


                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

          Included in Part A:


          Financial Highlights for the Real Estate Investment Fund


          Included in Part B:


          Financial Statements and the Reports thereon for The Victory Portfolios for the six month period ended April 30, 1997 included in the SemiAnnual Report to Shareholders and Financial Statements and the Reports thereon for The Victory Portfolios for the fiscal year ended October 31, 1997, included in the Annual Report to Shareholder are incorporated herein by reference in the Statement of Additional Information from the Rule 30-D filing made by the Registrant on June 23, 1997 (Accession Number 0000906197-97-000036) and on January 1,
          1997 (Accession Number 0000950152-97-000146), respectively. For the Real Estate Investment Fund, unaudited financial reports for the period ended October 31, 1997 are incorporated in Part B and filed herewith as Exhibit 99.B12(b).



         (b)      Exhibits:

EX-99.B1 (a)      Declaration  of Trust dated  December 6, 1995 is  incorporated herein by  reference  to Exhibit  99B.1(a)  to  Post-Effective
                  Amendment No. 26 to the Registrant's Registration Statement on
                  Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

EX-99.B2 By-Laws adopted December 6, 1995 are incorporated herein by reference to Exhibit 99.B2 to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95- 003085.

EX-99.B3 None.

EX-99.B4 None.

THE VICTORY PORTFOLIOS


EX-99.B5  (a)  Investment  Advisory Agreement dated as of March 1, 1997, between the Registrant and Key Asset Management Inc. is is incorporated herein by reference to Exhibit 99.B5(a) to Post- Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-1015.

          (b) Investment Advisory Agreement between the Registrant and Key Asset Management Inc. regarding Lakefront Fund and Real Estate Investment Fund is is incorporated herein by reference to Exhibit 99.B5(b) to Post- Effective Amendment No. 34 o the Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-1015.


          (c) Investment Sub-Advisory Agreement between Key Asset Management Inc. and Lakefront Capital Investors, Inc. regarding the Lakefront Fund is is incorporated herein by reference to Exhibit 99.B5(c) to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-1015.


EX-99.B6  (a)  Distribution  Agreement dated June 1, 1996 between the Registrant and BISYS  Fund  Services  Limited  Partnership  is  incorporated herein by reference to Exhibit 99.B6(a) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

          (b) Form of Broker-Dealer Agreement is incorporated herein by reference to Exhibit 99.B6(b) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

EX-99.B7   None.

EX-99.B8  (a)  Amended and Restated Mutual Fund Custody  Agreement dated May 24,
               1995 by and between the Registrant and Key Trust Custody of Ohio, N.A. is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

          (b) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio is incorporated herein by reference to Exhibit 99.B8(c) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

EX-99.B9  (a)  Administration   Agreement   dated  June  1,  1996   between  the
               Registrant  and  BISYS  Fund  Services  Limited   Partnership  is
               incorporated   herein  by  reference   to  Exhibit   99.B9(a)  to
               Post-Effective Amendment No. 30 to the Registrant's  Registration
               Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

          (b) Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 99.B9(b) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

THE VICTORY PORTFOLIOS


          (c) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., and Schedule A thereto, are incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

          (d)  Shareholder  Servicing  Plan  dated  June 5, 1995 with an amended
               Schedule I dated March 1, 1997 is incorporated herein by reference to Exhibit 99.B9(d) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423-97- 000066.

          (e) Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit 99.B8(e) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

EX-99.B10 (a)  Opinion of Counsel was filed with  Registrant's Rule 24f-2 Notice in respect of the period ending October 31, 1996, submitted electronically on December 23, 1996, accession number 0000950152-96-006841.

EX-99.B11 (a) Consent of Kramer, Levin, Naftalis & Frankel is filed herewith.

          (b) Consent of Coopers & Lybrand L.L.P. is filed herewith.


EX-99.B12 (a)  Audited  financial  reports for the period ended October 31, 1996 are incorporated herein by reference to Exhibit 99.B12 to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 000922423-97-000066.

          (b) Unaudited financial reports for the period ended October 31, 1997 with respect to the Real Estate Invesetment Fund are filed herewith.


EX-99.B13 (a)  Purchase Agreement dated November 12, 1986 between Registrant and
               Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

          (b) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

          (c) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post- Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

EX-99.B14  None.

THE VICTORY PORTFOLIOS

EX-99.B15 (a)  Distribution  and Service Plan dated June 5, 1995 for The Victory
               Portfolios Class A Shares of Government Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Fund for Income,
               Financial Reserves Fund, Institutional Money Market Fund, Ohio Municipal Money Market Fund Lakefront Fund and Real Estate Investment Fund with amended Schedule I dated March 1, 1997 is incorporated herein by reference to Exhibit 99.B15(a) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423-97-000066.

          (b) Distribution Plan dated June 5, 1995 for Class B Shares of National Municipal Bond Fund, Government Bond Fund and New York Tax-Free Fund and adopted December 6, 1995 for Class B Shares of Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund, Special Value Fund, Institutional Money Market Fund and U.S. Government Obligations Fund is incorporated by reference to Exhibit 99.B15(b) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995, and the updated schedule thereto dated December 6, 1995 is incorporated by reference to Exhibit 99B(b) to Post-Effective Amendment No. 27 to the Registrant's
               Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

EX-99.B16 (a)  Forms of computation of  performance  quotation are  incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on December 23, 1994.

          (b) Forms of computation of performance quotation for the Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund and Special Value Fund are incorporated herein by reference to Exhibit 99.B16(b) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423- 96-000344.

          (c) Forms of computation of performance quotation for the Lakefront Fund and U. S. Government Obligations Fund - Investor Class are incorporated herein by reference to Exhibit 99.B16(c) to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed electronically on June 27, 1997,
               accession  number   0000922423-97-000530.

          (d)  Computation  of   performance   quotation  for  the  Real  Estate
               Investment Fund is filed herewith.

EX-99.B17      Financial  Data  Schedule for the period ended  October 31, 1997, with respect to the Real Estate Investment Fund is filed herewith as Exhibit 27.


EX-99.B18 (a)  Rule 18f-3  Multi-Class  Plan adopted  effective  June 5, 1995 is incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

THE VICTORY PORTFOLIOS

          (b) Amended and Restated Rule 18f-3 Multi-Class Plan effective as of December 6, 1995 is incorporated herein by reference to Exhibit 99.B18(b) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

          (c) Amended and Restated Rule 18f-3 Multi-Class Plan effective as of February 14, 1996 is incorporated herein by reference to Exhibit 99.B18(c) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed electronically on February 28, 1996, accession number 0000922423-96-000106.

EX-99.B19 (a)  Power of Attorney of Leigh A.  Wilson is  incorporated  herein by reference to Exhibit 99.B P of A to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A and Powers of Attorney of Robert G. Brown, Edward P. Campbell, Harry Gazelle, Stanley I. Landgraf, Thomas F. Morrissey and H. Patrick Swygert are incorporated herein by reference to Exhibit 99.B P of A to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on
               January  31,  1996,  accession  number  0000922423-96-000047  and
               December  28,  1995,   accession   number   0000950152-95-003085,
               respectively.


Item 25.   Persons Controlled by or under Common Control with Registrant.

           None.


Item 26.   Number of Holders of Securities.

As of September 30, 1997 the number of record holders of each Fund of the Registrant were as follows:

                                                                  Number of
           Title of Fund                                        Record Holders

           Balanced Fund
                  Class A Shares                                      1,317
                  Class B Shares                                        264

           Diversified Stock Fund
                  Class A Shares                                     11,706
                  Class B Shares                                      2,751

           Financial Reserves Fund                                      124

           Fund For Income                                            1,525

THE VICTORY PORTFOLIOS

           Government Mortgage Fund                                    310

           Growth Fund                                                 480

           Intermediate Income Fund                                    248

           International Growth Fund
                  Class A Shares                                     1,348
                  Class B Shares                                        53

           Institutional Money Market Fund
                  Select Class Shares                                   23
                  Investor Class Shares                                 36

           Investment Quality Bond Fund                              1,778

           Lakefront Fund                                               57

           Limited Term Income Fund                                    554

           National Municipal Bond Fund
                  Class A Shares                                     1,277
                  Class B Shares                                        69

           New York Tax-Free Fund

                  Class A Shares                                       489
                  Class B Shares                                       100

           Ohio Municipal Bond Fund                                    318

           Ohio Municipal Money Market Fund                            147

           Ohio Regional Stock Fund

                  Class A Shares                                     1,188
                  Class B Shares                                       104

           Prime Obligations Fund                                    1,220

           Real Estate Investment Fund                                 120

           Special Growth Fund                                         347

           Special Value Fund
                  Class A Shares                                     3,884
                  Class B Shares                                       165

           Stock Index Fund                                            493

THE VICTORY PORTFOLIOS


           Tax Free Money Market Fund                                   85

           U.S. Government Obligations Fund

                  Select Class Shares                                  331
                  Investor Class Shares                                113

           Value Fund                                                  189


Item 27.   Indemnification

           Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein as Exhibit 99.B1(a) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

           "SECTION 10.02  INDEMNIFICATION.

          (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                    (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No  indemnification  shall be  provided  hereunder  to a  Covered
               Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

THE VICTORY PORTFOLIOS

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

           Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in
           Section V of the Distribution  Agreement incorporated by reference as
           Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(c) hereto, and
           Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

THE VICTORY PORTFOLIOS

Item 28.   Business and Other Connections of Investment Adviser

          Key Asset Management Inc. ("KAM") is the investment adviser to each fund of the Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $72 billion as of September 30, 1997. KeyCorp is a leading financial institution doing business in 26 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $50 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

          Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, The Hanna Building, 1422 Euclid Avenue, Suite 840, Cleveland, Ohio 44115, was incorporated in 1991.

          To the knowledge of Registrant, none of the directors or officers of KAM or Lakefront, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

          The principal executive officers and directors of KAM are as follows:

Directors:

          William G. Spears, Senior Managing Director, Chairman and Chief Executive Officer.

          Richard J. Buoncore, President and Chief Operating Officer and Senior Managing Director.

          Anthony Aveni, Senior Managing Director, Also Chief Investment Officer of Society Asset Management Division.

          Vincent DeP. Farrell, Senior Managing Director. Also Chief Investment Officer of Spears, Benzak, Salomon & Farrell Division ("SBSF").

          Richard E. Salomon, Senior Managing Director. Also President of SBSF and Director of Wealth Management.

          Gary R. Martzolf, Senior Managing Director.

Other Officers:

          Charles G. Crane, Senior Managing Director and Chief Market Director.

          James D. Kacic, Treasurer, Chief Financial Officer and Managing Director.

THE VICTORY PORTFOLIOS

          Michael Foisel, Assistant Treasurer.

          Robert M. Siewert, Chief Compliance Officer and Director. Also, Assistant Vice President and Compliance Officer, Society.

          William J. Blake, Secretary.

          Steven N. Bulloch, Assistant Secretary. Also, Senior Vice President and Senior Counsel of KMC.

          Louis R. Benzak, Senior Managing Director.

          Judith A. Jones, Senior Managing Director.

          Lisa A. Tuckerman, Senior Managing Director.

          Dennis M. Grapo, Senior Managing Director

          Richard A. Janus, Senior Managing Director.

          Kathleen A. Dennis, Senior Managing Director.

         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

          The principal executive officers and directors of Lakefront are as follows:

          Nathaniel E. Carter, President. Also Chief Investment Officer of Lakefront.

          Kenneth A. Louard, Chief Operating Officer.

         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.


Item 29.   Principal Underwriter

     (a) BISYS Fund Services acts as distributor and serves as administrator for the Registrant.

     (b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of October 24, 1997 were as follows:

THE VICTORY PORTFOLIOS

          Lynn J. Mangum, Chairman and CEO.

          J. David Huber, President.

          Robert J. McMullan, Executive Vice President, CFO and Treasurer.

          Kevin J. Dell, Vice President, General Counsel and Secretary.

          Michael D. Burns, Vice President.

          Annamaria Porcaro, Assistant Secretary.

          Robert Tuch, Assistant Secretary.

          Dennis Sheehan, Senior Vice President.

          George O. Martinez, Senior Vice President. Also Assistant Secretary, The Victory Portfolios.

          Mark J. Rybarczyk, Senior Vice President.


         The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 30.   Location of Accounts and Records

     (1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

     (2)   Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio
           44114-1306   (records   relating  to  its   functions  as  investment
           sub-adviser for the Lakefront Fund only).

     (3)   KeyBank  National  Association,  127 Public Square,  Cleveland,  Ohio
           44114-1306   (records   relating  to  its  functions  as  shareholder
           servicing agent).

     (4) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor and fund accountant).

     (5)   State Street Bank and Trust  Company,  225 Franklin  Street,  Boston,
           Massachusetts 02110- 3875 (records relating to its functions as transfer agent).

     (6) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

THE VICTORY PORTFOLIOS

     (7) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

     (8) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its functions as sub-custodian of Balanced Fund and International Growth Fund).

Item 31.   Management Services

           None.

Item 32.   Undertakings

     (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (b)   Not applicable.

     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

NOTICE

A copy of the Declaration of Trust of The Victory Portfolios is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to the Registrant's Registration Statement has been executed on behalf of the Registrant by officers of, and Trustees of, the Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of The Victory Portfolios individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it has met all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 17th day of December, 1997.


                              THE VICTORY PORTFOLIOS


                              By: /s/ Leigh A. Wilson
                                  ----------------------
                                  Leigh A. Wilson, President and Trustee



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of December, 1997.


/s/ Leigh A. Wilson                                  President and Trustee
-------------------
Leigh A. Wilson


/s/ Thomas E. Line                                   Treasurer
----------------------------
Thomas E. Line


      *                                              Trustee
----------------------------
Robert G. Brown

      *                                              Trustee
----------------------------
Edward P. Campbell

      *                                              Trustee
----------------------------
Harry Gazelle

      *                                              Trustee
----------------------------
Thomas F. Morrissey

      *                                              Trustee
----------------------------
H. Patrick Swygert

*By: /s/ Carl Frischling
     -------------------
     Carl Frischling
     Attorney-in-Fact

     Attorney-in-Fact pursuant to powers of attorney, dated December 18, 1995 filed with Post-Effective Amendments 27 and 26 to Registrant's Registration Statement on January 31, 1996 and December 28, 1995, respectively.

THE VICTORY PORTFOLIO


                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS


Exhibit Number



EX-99.B11(a)   Consent of Kramer, Levin, Naftalis & Frankel

EX-99.B11(b)   Consent of Coopers & Lybrand L.L.P.


EX-99.B12(b)   Unaudited financial reports for the period ended October 31, 1997 with respect to the Real Estate Invesetment Fund

EX-99.B16(d)   Computation  of   performance   quotation  for  the  Real  Estate
               Investment Fund

EX-27          Financial Data Schedule